UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Scopus Advisors, LLC
Address:  153 East 53rd Street, 26th Floor
          New York, NY 10022


13F File Number:  028-11301

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Alexander Mitchell
Title:  Managing Member
Phone:  (212) 446-2400


Signature, Place and Date of Signing:


/s/ Alexander Mitchell              New York, NY               May 16, 2005
----------------------              ------------              --------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  34

Form 13F Information Table Value Total: $103,792
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number        Name

1            028-11302          Scopus Partners, LP
             -----------        ---------------------------------

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
                                                FORM 13F INFORMATION TABLE
COLUMN 1                      COLUMN 2         COLUMN 3   COLUMN 4  COLUMN 5  COLUMN 6         COLUMN 7       COLUMN 8   COLUMN 9

                              TITLE                       VALUE     SHRS/PRN        PUT/  INVSTMNT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS         CUSIP      ('000)    AMT       SHRS  CALL  DISCRN     MNGRS   SOLE     SHARED  NONE

AGRIUM INC                    COM              008916108    9,505   520,800   SH          SHARED     1       520,800
COLONIAL BANCGROUP INC        COM              195493309    2,257   110,000   SH          SHARED     1       110,000
DANA CORP                     COM              235811106      363    28,400   SH          SHARED     1        28,400
DU PONT E I DE NEMOURS & C    COM              263534109    6,538   127,600   SH          SHARED     1       127,600
DEERE & CO                    COM              244199105    5,203    77,500   SH          SHARED     1        77,500
DOLLAR FINL CORP              COM              256664103      224    18,892   SH          SHARED     1        18,892
DOW CHEM CO                   COM              260543103   12,627   253,300   SH          SHARED     1       253,300
FOUNDATION COAL HOLDINGS I    COM              35039W100    1,176    50,000   SH          SHARED     1        50,000
FMC CORP                      COM NEW          302491303   13,528   253,100   SH          SHARED     1       253,100
FEDERAL HOME LN MTG CORP      COM              313400301    1,157    18,300   SH          SHARED     1        18,300
GEORGIA GULF CORP             COM PAR $0.01    373200203    2,166    47,100   SH          SHARED     1        47,100
GEORGIA PAC CORP              COM              373298108    3,499    98,600   SH          SHARED     1        98,600
GLOBAL SOURCES LTD            ORD              G39300101      342    31,751   SH          SHARED     1        31,751
GYMBOREE CORP                 COM              403777105      188    15,000   SH          SHARED     1        15,000
HEXCEL CORP NEW               COM              428291108    2,223   143,300   SH          SHARED     1       143,300
INGERSOLL RAND CO LTD         COM              G4776G101    4,014    50,400   SH          SHARED     1        50,400
ACCREDITED HOME LENDRS HLD    COM              00437P107      887    24,487   SH          SHARED     1        24,487
LEVITT CORP                   COM              52742P108      256    10,000   SH          SHARED     1        10,000
LYONDELL CHEMICAL  CO         COM              552078107    9,680   346,700   SH          SHARED     1       346,700
NOBLE ENERGY INC              COM              655044105    2,660    39,100   SH          SHARED     1        39,100
OWENS ILL INC                 COM              690768403    1,863    74,100   SH          SHARED     1        74,100
OCCIDENTAL PETE CORP-DEL      COM              674599105    2,299    32,300   SH          SHARED     1        32,300
PEOPLESUPPORT INC             COM              712714302       44     5,000   sh          SHARED     1         5,000
POLYONE CORP                  COM              73179P106    3,149   354,600   SH          SHARED     1       354,600
RHODIA                        SPON ADR         762397107      734   343,200   SH          SHARED     1       343,200
ROSS STORES INC               COM              778296103      729    25,000   SH          SHARED     1        25,000
SIGNATURE BK NEW YORK NY      COM              82669G104      424    16,000   SH          SHARED     1        16,000
STAR GAS PARTNERS L P         UNIT LTD PARTNR  85512C105       86    27,000   SH          SHARED     1        27,000
TERRA INDS INC                COM              880915103    1,403   180,800   SH          SHARED     1       180,800
UNIVERSAL TRUCKLOAD SVCS INC  COM              91388P105      739    35,000   SH          SHARED     1        35,000
WACHOVIA CORP 2ND NEW         COM              929903102    3,559    69,900   SH          SHARED     1        69,900
WESTLAKE CHEM CORP            COM              960413102    1,391    42,990   SH          SHARED     1        42,990
WELLMAN INC                   COM              949702104    8,061   557,500   SH          SHARED     1       557,500
U S XPRESS ENTERPRISES INC    CL A             90338N103      818    50,000   SH          SHARED     1        50,000



22131.0001 #571950